SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                           DWS Core Plus Income Fund
                              DWS Global Bond Fund

Effective immediately, Stephen Ilott will no longer serve as Co-Manager of each of the above-listed funds. All references to Mr. Ilott are hereby deleted.






               Please Retain This Supplement for Future Reference


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

August 18, 2008
DMF-3674